Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

18    Subsequent events

The Company has assessed all subsequent events through April 26, 2024 which is the date that these consolidated financial statements are issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statement.

(a)	Consulting Agreements

On January 20, 2024, the Company entered into certain consulting agreements (the “Consulting Agreements”) with five consultants. The consulting services to be provided to the Company pursuant to the Consulting Agreements include participate in Company’s business and management meetings and contribute to Company’s business plans; assisting Company in corporate development by introducing customers or strategic partners to Company to drive business growth; strategizing with the Company on its positioning and road map for capital raising, and assist in dealing with investor relation matters. On March 12, 2024, the Company agreed to pay and made prepayments totaling US$3.5 million to five consultants for consulting services over a period of 20 months.

(b)	Restricted Share Units (“RSU”) grants to the Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”)

On the day of the company’s listing on March 6, 2024 (the “Listing date”), the CEO and CFO were awarded a total of 929,250 Restricted Stock Units (RSUs). Each RSU grants the CEO and CFO the right, subject to Plan terms and conditions, to receive one Class A Ordinary Shares of the company, with either no par value or the minimum par value as required by statutory regulations. The vesting period for the entire RSU allocation is set to occur 24 months from the Listing date.

(c)	Initial public offering

On March 5, 2024, the Company completed its initial public offering. In this offering, the Company issued 3,000,000 Class A Ordinary Shares at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$12 million before deducting any underwriting discounts or expenses. The Ordinary Shares began trading on March 6, 2024 on the NYSE American under the ticker symbol “RYDE”.

(d)	Over-allotment of Class A Ordinary Shares

On March 14, 2024, Maxim Group LLC., the underwriter of the initial public offering (the “IPO”) of the Company, notified the Company of their decision to exercise the over-allotment option to purchase an additional 200,350 Class A Ordinary Shares of the Company, par value $0.0002 per share, at a price of US$4.00 per share. The closing for the sale of the Over-allotment Class A Shares took place on March 15, 2023. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the Over-allotment Class A Shares, totaled approximately US$0.8 million, before deducting underwriting discounts and other related expenses.

(e)	Issuance of Class A Ordinary Shares to Meili Noteholders

On March 14, 2024, the Company has completed the issuance of a total of 68,478 Class A Ordinary Shares, US$0.0002 par value each, to certain Meili Noteholders in accordance with the terms and conditions of the exchangeable note subscription agreement entered into on April 12, 2023 between certain investors and Ryde Technologies Pte. Ltd., the Company’s subsidiary, in connection with its purchase of Meili Technologies Pte. Ltd. on February 20, 2023.

(f)	Registration of the 2023 Share Incentive Plan

On April 22, 2024, the Company has filed Form S-8 under the Securities Act to register 1,557,104 Class A Ordinary Shares of a par value of US$0.0002 each, reserved for issuance under the 2023 Share Incentive Plan.